February 28, 2003
--------------------------------------------------------------------------------
                                                      Semiannual
  Oppenheimer                                           Report
  Real Asset Fund(R)                                  ---------
                                                      Management
                                                     Commentaries
--------------------------------------------------------------------------------


[GRAPHIC]

Fund Highlights

Performance Update

Investment Strategy Discussion

Financial Statements


"The threat of war, a weak U.S. dollar, low inventories, a strong domestic fixed-income market and a new fixed-income strategy--all contributed to solid returns for Oppenheimer Real Asset Fund.(R) What's more, the Fund provided a valuable form of diversification for shareholders, helping to offset the impact of falling equity prices."

                                          [LOGO OMITTED] OppenheimerFunds[R]
                                                         The Right Way to Invest

HIGHLIGHTS
--------------------------------------------------------------------------------


CONTENTS

1  Letter to Shareholders

2  An Interview
   with Your Fund's
   Managers

8  Financial
   Statements

32 Trustees and Officers


Fund Objective
Oppenheimer Real Asset Fund(R) seeks total return. Total return refers to the change in value of an investment in shares of the Fund over time resulting from changes in value of the Fund's investments and income on those investments.

Fund Highlight
The Fund continues to provide strong relative performance, as its Class A shares ranked third overall (out of 71) among the Lipper Specialty and Miscellaneous funds category for the one-year period ended February 28, 2003. 1





----------------------------------
Cumulative Total Returns*
          For the 6-Month Period
          Ended 2/28/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------
Class A   31.79%       24.21%
----------------------------------
Class B   31.39        26.39
----------------------------------
Class C   31.34        30.34
----------------------------------
Class N   32.52        31.52
----------------------------------
Class Y   32.05


Average Annual Total Returns*
          For the 1-Year Period
          Ended 2/28/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------
Class A   54.40%       45.52%
----------------------------------
Class B   53.11        48.11
----------------------------------
Class C   53.14        52.14
----------------------------------
Class N   54.87        53.87
----------------------------------
Class Y   55.01
----------------------------------

1. Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's Class A shares ranked 3/71 and 4/36 for the one- and five-year periods ended 2/28/03. Lipper ranking is for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns.
Past performance is no guarantee of future results.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholder,

At OppenheimerFunds, we take very seriously the responsibility of helping you achieve your goals. We understand that your investments with us may represent a future home, a college education or retirement. In good markets and in bad, we are committed to partnering with your advisor to provide you with investment products and services that can help you reach your financial objectives.
   In recent years, many of us have seen some of our assets decrease in value--sometimes significantly--making it difficult to maintain our long-term investing plans. Shifting markets can often blindside investors and unbalance portfolios. We believe it has never been more important than it is now to allocate your assets among stocks, bonds, and other investments based on what would be most appropriate depending on your goals and risk tolerance. Diversification is key. We encourage you to hold true to your long-term goals and adhere to the time-tested investment principles of asset allocation and diversification.
   Of course, when the financial markets make major moves, portfolio changes may be necessary to adjust risk exposure, rebalance asset class allocations or seek to maintain sufficient income flows. Monitor your investments, stay informed and--most importantly--work with your financial advisor so that any adjustments ultimately support your long-term goals.
   We continue to believe in the growth, ingenuity and underlying strengths of the economy and the markets. That said, we also expect the road ahead to present new and unique challenges. We strongly believe that one of the best ways to pursue your goals is to adhere to core investment principles.
   We hope you share our convictions, and we wish you the best in 2003. Thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/S/ James C. Swain     /S/ John V. Murphy
James C. Swain         John V. Murphy
February 28, 2003



These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.


[PHOTO OF JAMES C. SWAIN]
James C. Swain
Chairman
Oppenheimer
Real Asset Fund


[PHOTO OF JOHN V. MURPHY]
John V. Murphy
President
Oppenheimer
Real Asset Fund





                         1 | OPPENHEIMER REAL ASSET FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


Q
How did Oppenheimer Real Asset Fund(R) perform during the six months that ended February 28, 2003?
A. We're pleased to report that the Fund performed well on all fronts. Buoyed by positive results for commodities and fixed-income investments, Oppenheimer Real Asset Fund posted very strong absolute returns, to match the six-month return for its benchmark, the Goldman Sachs Commodity Index. 2 Just as importantly in these difficult times, it provided a valuable form of diversification, offsetting the impact of falling equity prices.

What accounts for the Fund's double-digit gains during the period?
On the commodities side of the portfolio, the advances can be ascribed to lower supplies, which helped to push up prices--in some cases, quite dramatically. The reduced supply levels, in turn, resulted from a weaker U.S. dollar and the risks generally associated with an unstable geopolitical environment.
   For instance, prices for energy commodities, which are heavily influenced by global politics, soared roughly 30%. Key factors included low inventory levels (lowest since the 1970s), the threat of war in the Middle East, which could impinge on future supplies, and the reduced flow of oil from Venezuela, where civil unrest and widespread labor strikes hobbled production.
   Among precious metals, gold prices rose in concert with the possibility of military action in Iraq. Gold has long been considered a financial "safe haven" in times of war, so demand from worried investors increased sharply during this period. At the same time, gold producers began buying back hedges on their future production, suggesting that the supply of gold may be smaller going forward.
   For industrial metals, other dynamics came into play. Generally used as raw materials in manufacturing, metals like


[SIDEBAR]
Portfolio
Management Team
Kevin Baum
Angelo Manioudakis



2. The Fund's performance is compared to the Goldman Sachs Commodity Index, a composite index of commodity sector returns representing an unleveraged, long-term investment in commodity futures, which had a six month return of 31.85% for the six-month period ended 2/28/03. While the Fund is benchmarked to the GSCI, it is actively managed and the allocations of the Fund's investments may vary (at times, significantly) from the GSCI. The Fund is not an index fund.





                        2 | OPPENHEIMER REAL ASSET FUND
aluminum are very sensitive to worldwide economic conditions. In the recent economic slump, demand from manufacturers has dwindled. With the first signs of renewed life in the manufacturing sector, prices improved, though not as much as energy and gold prices.
   The smallest gains occurred among agriculture and livestock commodities, which tend to be the least sensitive to economic and geopolitical conditions. Higher prices in these areas were due more to historically low inventory levels. And, like all commodity sectors, agriculture and livestock benefited from the declining U.S. dollar. Regardless of where they are traded, most commodities are priced in U.S. dollars. When the value of a dollar declines, commodities become more affordable worldwide, encouraging consumers to buy, boosting demand and putting upward pressure on prices.

How did you adjust the commodities portfolio in response to the improving conditions?
Generally, our strategy is to exploit pricing discrepancies within the various commodities sectors. For instance, we might seek to buy put options on crude oil and call options on heating oil, or vice versa. 3 In the bullish environment of the past six months, however, these opportunities were harder to come by, and we found we could generate more profits by over- and underweighting various sectors. Since livestock had the least constructive fundamentals, we shifted assets from that sector to the rapidly appreciating energy sector. 4

Earlier, you said the fixed-income portfolio also performed well. 5 Please explain why.
The fixed-income markets, in general, performed well. The second answer is that we implemented a new investment


[SIDEBAR]
"When the value of a dollar declines, commodities become more affordable worldwide, encouraging consumers to buy, boosting demand and putting upward pressure on prices."



3. A call option gives the buyer the right, but not the obligation, to purchase an underlying asset at a specified price. A put option gives the buyer the right, but not the obligation, to sell an underlying asset at a specified price.
4. Although the Fund cannot purchase commodities, it can invest in securities, including futures, whose performance is tied to commodities prices.
5. The Fund buys debt securities of corporations as well as the U.S. government or its agencies and instrumentalities for liquidity purposes as well as the income they pay.





                        3 | OPPENHEIMER REAL ASSET FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


strategy for this component of the portfolio; one that added capital appreciation potential to current income and sought to rein in the risk associated with changing interest rates. Under the new approach, we switched the Fund's emphasis from Treasury securities to high-quality, short-term corporate bonds, asset-backed securities and mortgage-backed securities. The new investments, due to their short maturities, are less susceptible to interest-rate movements, and in addition, pay slightly higher yields than Treasuries. Finally, these securities have the potential to generate capital appreciation, even if interest rates do not fall. In a stronger economy the financial positions of their issuers may improve, making the securities more appealing to investors. This is exactly what happened in November 2002 and again in January 2003.

Do you anticipate another outstanding half-year for the Fund?
While we do not attempt to predict the future, from a fundamental standpoint, the outlook remains encouraging. Commodity inventories are low and not likely to increase sharply in the near term, since few producers have invested in infrastructure or new production facilities in recent years. Thus, any increase in demand could lead to still higher prices. As for the bond market, the recent trend toward cutting back corporate debt levels bodes well for corporate debentures and asset-backed securities.
   Looking at the bigger picture, however, it is much less certain what will transpire in the Middle East, and how, and to what extent economies and markets would react. This continued uncertainty is why investors should maintain a well-diversified portfolio and why exposure to commodities through Oppenheimer Real Asset Fund is, in our opinion, always part of The Right Way to Invest.



[SIDEBAR]
--------------------------
Average Annual
Total Returns with
Sales Charge

For the Periods Ended
3/31/03 6

Class A        Since
1-Year  5-Year Inception
--------------------------
11.23%  1.03% -2.52%

Class B        Since
1-Year  5-Year Inception
--------------------------
12.10%  1.13% -2.46%

Class C        Since
1-Year  5-Year Inception
--------------------------
16.00%  1.45% -2.35%

Class N        Since
1-Year  5-Year Inception
--------------------------
17.35%  N/A   -0.11%

Class Y        Since
1-Year  5-Year Inception
--------------------------
18.48%  2.63% -1.24%



6. See Notes on page 6 for further details.






                        4 | OPPENHEIMER REAL ASSET FUND

Sector Allocation on Commodity-Linked Notes 9
---------------------------------------------------------------
Petroleum                                               57.6%
---------------------------------------------------------------
Natural Gas                                             14.8
---------------------------------------------------------------
Agriculture                                             14.3
---------------------------------------------------------------
Livestock                                                6.1
---------------------------------------------------------------
Industrial Metals                                        5.3
---------------------------------------------------------------
Precious Metals                                          1.9


[SIDEBAR]
-------------------------
Portfolio Allocation 7

[PIE CHART]

o Government
   Agency Bonds   38.8%
o Commodity
   Linked Notes   24.9
o Cash
   Equivalents    19.8 8
o Corporate
   Bonds           9.5
o Other Bonds      7.0
-------------------------


7. Portfolio's holdings and allocations are subject to change. Percentages are as of February 28, 2003, and are based on total market value of investments.
8. Comprised of Repurchase Agreements.
9. Portfolio's holdings and allocations are subject to change. Percentages are as of February 28, 2003, and are dollar-weighed based on percentages of commodity-linked notes. Commodity notes are debt instruments whose return is based upon from the price movements (whether up or down) of a particular commodity or basket of commodities. The Fund's allocation of its investments within each sector of the GSCI may differ (at times, significantly) from the sector weightings of the GSCI. The Fund is not an index fund.





                        5 | OPPENHEIMER REAL ASSET FUND

NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Please note that Oppenheimer Real Asset Fund(R) is non-diversified and invests a substantial portion of its assets in derivative instruments that entail potentially higher volatility and risk of loss than traditional equity or debt securities. The Fund is not intended as a complete investment program and is intended for investors with long-term investment goals who are willing to accept this greater risk.

Class A shares of the Fund were first publicly offered on 3/31/97. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 3/31/97. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/31/97. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 3/31/97. Class Y shares are offered principally to certain institutional investors under special agreement with the Distributor and are not subject to a sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.




                        6 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
                                                            Financial Statements
                                                                      Pages 8-31


















                        7 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  February 28, 2003 / Unaudited
------------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
------------------------------------------------------------------------------------
Asset-Backed Securities--5.5%
AQ Finance NIM Trust, Home Equity Collateralized Mtg. Obligations,
Series 2002-1, Cl. Note, 9.50%, 6/25/32 1                $  933,186    $   930,270
------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2002-3, Cl. A2A, 3.05%, 9/15/05 2                  1,680,000      1,715,283
Series 2002-4, Cl. A2B, 1.74%, 1/17/05 2                  1,480,000      1,482,673
------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2002-1, Cl. AF1, 2.474%, 9/25/32 1      641,900        644,415
------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Certificates,
Series 2002-D, Cl. A2A, 2.10%, 3/15/05                    1,360,000      1,365,376
------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2002-2, Cl. A1, 1.91%, 4/16/07                       632,125        635,046
------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivables
Obligations, Series 2002-4, Cl. A2, 1.66%, 6/15/05          880,000        882,131
------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2002-2, Cl. A2, 2.15%, 12/19/05                      680,000        683,311
------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates,
Series 2002-1, Cl. A2, 1.95%, 7/20/05                       530,000        531,854
------------------------------------------------------------------------------------
MMCA Auto Lease Trust, Auto Retail Installment Contracts,
Series 2002-A, Cl. A2, 1.51%, 5/16/05 1,3                   760,000        760,659
------------------------------------------------------------------------------------
MSF Funding LLC, Collateralized Mtg. Obligations,
Series 2000-1, Cl. C, 8.686%, 7/25/07 1,3                   390,385        375,199
------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations:
Series 1999-I, Cl. ECFD, 8.75%, 12/25/28 1                  790,217        308,185
Series 2002-I, Cl. ECFD, 9.25%, 3/25/32 1                 1,381,139      1,367,327
------------------------------------------------------------------------------------
Nextcard Credit Card Master Note Trust, Collateralized Credit Card
Obligations, Series 2000-1A, Cl. C, 2.99%, 12/15/06 1,3   5,500,000        550,000
------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Auto Lease Obligations,
Series 2002-A, Cl. A2, 1.86%, 11/15/04 4                  1,680,000      1,682,887
------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Auto Receivable Nts.,
Series 2002-C, Cl. A2, 1.94%, 9/15/04                       990,000        992,621
------------------------------------------------------------------------------------
Salomon Smith Barney Auto Loan Trust, Asset-Backed Auto Loan
Obligations, Series 2002-1, Cl. A2, 1.83%, 9/15/05        1,230,000      1,228,462
------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed Nts.,
Series 2000-14, Cl. 2, 8.61%, 9/30/08                     3,841,804      1,555,931
------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Certificates,
Series 2002-1, Cl. A2, 1.95%, 3/15/05                       310,000        310,912
------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2002-A, Cl. A2, 1.77%, 2/20/05 2                   1,600,000      1,602,560
------------------------------------------------------------------------------------
Whole Auto Loan Trust, Auto Loans Receivables,
Series 2002-1, Cl. A2, 1.88%, 6/15/05 2                   1,000,000      1,002,188
                                                                    ----------------
Total Asset-Backed Securities (Cost $28,254,672)                        20,607,290






                        8 | OPPENHEIMER REAL ASSET FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
------------------------------------------------------------------------------------
Mortgage-Backed Obligations--11.7%
Federal Home Loan Mortgage Corp., Gtd. Mtg.
Pass-Through Participation Certificates:
8%, 4/1/16                                               $  873,579    $   948,095
9%, 8/1/22-5/1/25                                           189,590        212,262
------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Home Equity Loan Structured
Pass-Through Certificates:
Series HOO2, Cl. A2, 1.861%, 12/15/06                     1,270,000      1,280,677
Series HOO3, Cl. A2, 1.88%, 1/15/07                       1,810,000      1,806,889
------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 3/1/33 5                                           7,600,000      7,949,129
7%, 3/1/33 5                                             23,069,000     24,337,795
------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates Interest-Only Stripped Mtg.-Backed
Security, Trust 1993-23, Cl. PN, 7.50%, 4/25/22 6         1,511,895          8,032
------------------------------------------------------------------------------------
Government National Mortgage Assn.,
8.50%, 8/15/17-12/15/17                                     246,613        272,965
------------------------------------------------------------------------------------
Granite Mortgages plc, Mtg.-Backed Obligations, Series 2002-2,
Cl. 1A1, 1.479%, 1/21/17 1,3                                502,154        502,154
------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-WF1, Cl. A2, 7.351%, 11/15/28 3,4               719,429        741,529
------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1999-NC2, Cl. M3,
4.586%, 4/25/29 1,3                                       1,704,111      1,687,069
------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations, Mtg.
Pass-Through Certificates, Series 1998-8, Cl. B,
2.636%, 8/25/28 3                                         1,330,038      1,294,634
------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Obligations, Pass-Through Certificates:
Series 2002-AR15, Cl. A1, 2.26%, 12/25/32                   704,573        708,059
Series 2002-AR19, Cl. A1, 1.771%, 1/25/33                 1,443,664      1,444,453
------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations, Series 2003-A, Cl. A1, 1.79%, 2/25/33 1      1,029,083      1,029,726
                                                                    ----------------
Total Mortgage-Backed Obligations (Cost $44,320,507)                    44,223,468

------------------------------------------------------------------------------------
U.S. Government Obligations--7.5%

Federal Home Loan Mortgage Corp. Unsec. Nts.,
5.50%, 7/15/06 2                                         15,000,000     16,575,330
------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
5.25%, 6/15/06 2                                          1,600,000      1,752,104
5.50%, 2/15/06                                            8,000,000      8,779,424
------------------------------------------------------------------------------------
U.S. Treasury Nts., 3%, 2/15/08 7                         1,020,000      1,035,858
                                                                    ----------------
Total U.S. Government Obligations (Cost $27,862,664)                    28,142,716

------------------------------------------------------------------------------------
Corporate Bonds and Notes--10.2%

Albertson's, Inc., 6.55% Sr. Nts., 8/1/04 2                 640,000        674,778
------------------------------------------------------------------------------------
American Express Co., 5.50% Nts., 9/12/06 2                 770,000        837,438
------------------------------------------------------------------------------------
Anthem, Inc., 4.875% Unsub. Nts., 8/1/05                    420,000        441,719
------------------------------------------------------------------------------------
AOL Time Warner, Inc., 6.15% Nts., 5/1/07                   560,000        587,274
------------------------------------------------------------------------------------
Bank of America Corp., 3.875% Nts., 1/15/08 2               500,000        513,733
------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The), 3.75% Nts., 2/15/08       470,000        480,649





                        9 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
------------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
------------------------------------------------------------------------------------
Corporate Bonds and Notes Continued

Bristol-Myers Squibb Co., 4.75% Nts., 10/1/06           $   875,000    $   929,700
------------------------------------------------------------------------------------
Cardinal Health, Inc., 4.45% Nts., 6/30/05                  370,000        389,037
------------------------------------------------------------------------------------
CIT Group, Inc., 4.125% Sr. Nts., 2/21/06                   900,000        903,779
------------------------------------------------------------------------------------
Citigroup, Inc., 3.50% Nts., 2/1/08                         800,000        808,635
------------------------------------------------------------------------------------
Citizens Communications Co., 7.625% Sr. Unsub.
Nts., 8/15/08                                               515,000        586,868
------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625% Sr. Unsec.
Nts., 1/15/08                                               875,000        898,514
------------------------------------------------------------------------------------
Conoco, Inc., 5.90% Sr. Unsec. Nts., 4/15/04                610,000        638,619
------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.50% Nts.,
Series K, 2/1/07 2                                          635,000        682,966
------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.75%
Nts., 4/15/07                                               600,000        651,037
------------------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp., 3.40% Nts.,
Series D, 12/15/04 2                                        860,000        867,930
------------------------------------------------------------------------------------
Dominion Resources, Inc., 3.875% Nts., 1/15/04              420,000        425,729
------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06               615,000        672,226
------------------------------------------------------------------------------------
EOP Operating LP, 7.75% Unsec. Nts., 11/15/07               390,000        450,362
------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07           430,000        444,953
------------------------------------------------------------------------------------
Fred Meyer, Inc., 7.375% Sr. Nts., 3/1/05                   630,000        682,109
------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                  515,000        526,839
------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75% Nts., 1/15/06      1,155,000      1,218,157
------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 4.125% Nts., 1/15/08 2   1,000,000      1,028,859
------------------------------------------------------------------------------------
GTE North, Inc., 6.40% Debs., Series E, 2/15/05             605,000        651,631
------------------------------------------------------------------------------------
Hertz Corp. (The), 6.50% Sr. Nts., 5/15/06 2              1,215,000      1,210,785
------------------------------------------------------------------------------------
Household Finance Corp., 6.50% Unsec. Nts., 1/24/06         515,000        560,446
------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 4% Nts., 2/1/08                    800,000        810,222
------------------------------------------------------------------------------------
John Hancock Global Funding II, 5% Nts., 7/27/07 4          760,000        811,146
------------------------------------------------------------------------------------
KeyCorp, 8% Sub. Nts., 7/1/04                               595,000        639,285
------------------------------------------------------------------------------------
Kroger Co. (The), 7.625% Sr. Nts., 9/15/06                  460,000        524,083
------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08         1,130,000      1,150,609
------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                           500,000        519,442
------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4% Nts., Series B, 11/15/07      410,000        419,109
------------------------------------------------------------------------------------
Midamerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07   910,000        929,487
------------------------------------------------------------------------------------
Monumental Global Funding II, 3.85% Nts., 3/3/08 4        1,120,000      1,138,869
------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                 443,000        483,031
------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625% Sr. Unsec. Nts., 11/15/05    603,000        668,745
------------------------------------------------------------------------------------
PNC Bank NA, 7.875% Sub. Nts., 4/15/05 2                    580,000        641,816
------------------------------------------------------------------------------------
Progress Energy, Inc., 6.75% Sr. Nts., 3/1/06               465,000        509,054
------------------------------------------------------------------------------------
Raytheon Co., 5.70% Sr. Unsec. Nts., 11/1/03                620,000        630,207
------------------------------------------------------------------------------------
Sears Roebuck & Co., 6.25% Nts., 1/15/04 2                  620,000        634,865
------------------------------------------------------------------------------------
Sears Roebuck Acceptance Corp.:
6% Unsec. Bonds, 3/20/03                                    415,000        415,608
6.90% Nts., 8/1/03                                          270,000        273,947
------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.875% Unsec. Nts., 11/15/06      355,000        392,354
------------------------------------------------------------------------------------
Sprint Capital Corp., 5.70% Sr. Nts., 11/15/03              710,000        713,550






                        10 | OPPENHEIMER REAL ASSET FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
------------------------------------------------------------------------------------
Corporate Bonds and Notes Continued

Target Corp., 5.40% Nts., 10/1/08                       $   755,000   $    824,292
------------------------------------------------------------------------------------
TCI Communications, Inc., 6.375% Sr. Unsub. Nts., 5/1/03    880,000        886,451
------------------------------------------------------------------------------------
Teachers Insurance and Annuity Association Global Markets,
3.875% Sr. Unsec. Nts., 1/22/08 4                         1,750,000      1,803,728
------------------------------------------------------------------------------------
Verizon Wireless, Inc., 5.375% Unsub. Nts., 12/15/06        860,000        918,435
------------------------------------------------------------------------------------
Viacom, Inc., 6.40% Sr. Nts., 1/30/06 2                     675,000        747,430
------------------------------------------------------------------------------------
Vodafone Group plc, 3.95% Unsec. Nts., 1/30/08              860,000        874,944
------------------------------------------------------------------------------------
Walt Disney Co. (The), 6.75% Sr. Nts., 3/30/06              400,000        441,439
------------------------------------------------------------------------------------
Washington Mutual, Inc., 4.375% Nts., 1/15/08               515,000        540,271
------------------------------------------------------------------------------------
Wyeth, 5.875% Nts., 3/15/04                                 380,000        395,855
                                                                    ----------------
Total Corporate Bonds and Notes (Cost $37,565,017)                      38,503,046

------------------------------------------------------------------------------------
Structured Notes--26.7%

AIG Goldman Sachs Commodity Index Total Return
Linked Nts., 1.228%, 1/22/04 8                           11,000,000     15,988,216
------------------------------------------------------------------------------------
Business Development Bank of Canada:
Goldman Sachs Commodity Index Excess Return Linked Nts.,
1.20%, 11/20/04 8                                         9,500,000     20,731,850
Goldman Sachs Commodity Index Non Energy Excess Return
Linked Nts., 2.43%, 4/22/03 8                             3,000,000      3,672,000
------------------------------------------------------------------------------------
Cargill Financial Services Corp.,
Goldman Sachs Commodity Index Total Return Linked Nts.:
1.54%, 2/26/04 8                                         17,000,000     34,029,764
1.57%, 3/22/04 8                                          9,000,000     18,015,945
------------------------------------------------------------------------------------
Sempra Energy Trading Corp., Goldman Sachs Commodity Index
Total Return Linked Nts., 1.34%, 6/6/03 3,8               4,000,000      7,917,200
                                                                    ----------------
Total Structured Notes (Cost $53,500,000)                              100,354,975

------------------------------------------------------------------------------------
Short-Term Notes--24.3%

Federal Home Loan Bank, 1.29%, 3/3/03 (Cost $91,575,742) 91,582,000     91,575,742

------------------------------------------------------------------------------------
Joint Repurchase Agreements--21.3% 9

Undivided interest of 73.53% in joint repurchase
agreement (Market Value $108,795,000) with BNP
Paribas Securities Corp., 1.31%, dated 2/28/03, to
be repurchased at $80,008,733 on 3/3/03,
collateralized by U.S. Treasury Bonds, 8.875%,
2/15/19, with a value of $85,194,000 and U.S.
Treasury Nts., 4.25%, 11/15/03, with a value of
$25,891,360 (Cost $80,000,000)                           80,000,000     80,000,000

------------------------------------------------------------------------------------
Total Investments, at Value (Cost $363,078,602)               107.2%   403,407,237
------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                          (7.2)   (27,034,358)
                                                         ---------------------------
Net Assets                                                    100.0%  $376,372,879
                                                         ===========================






                        11 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


Footnotes to Statement of Investments

1. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial Statements.
2. Securities with an aggregate market value of $21,318,909 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,178,159 or 1.64% of the Fund's net assets as of February 28, 2003.
5. When-issued security to be delivered and settled after February 28, 2003.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
7. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                             Contracts Expiration  Exercise   Premium Market Value
                       Subject to Call      Dates     Price  Received   See Note 1
----------------------------------------------------------------------------------
Cocoa Futures, 5/14/03              50     4/4/03    $2,400  $  25,288    $ 10,000
Crude Oil Futures, 3/20/03         100     3/17/03       41     75,000      66,000
                                                             ---------------------
                                                               100,288      76,000
                                                             ---------------------

                             Contracts
                        Subject to Put
----------------------------------------------------------------------------------
Wheat Futures, 5/14/03             100     3/21/03      310     17,500      38,150
                                                             ---------------------
                                                             $ 117,788    $114,150
                                                             =====================

8. Security is linked to the Goldman Sachs Commodity Index. The index currently contains multiple commodities from the sectors of energy, metals and agricultural products. Individual components qualify for the inclusion in the index based on liquidity and are weighted by their respective world production quantities.
9. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.




                        12 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
----------------------------------------------------------------------------------


February 28, 2003
----------------------------------------------------------------------------------
Assets

Investments, at value (including $80,000,000 in repurchase agreements)
(cost $363,078,602)--see accompanying statement                      $403,407,237
----------------------------------------------------------------------------------
Cash                                                                    6,306,065
----------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                     11,727,835
Daily variation on futures contracts                                    1,526,854
Interest and principal paydowns                                         1,027,930
Investments sold                                                           33,422
Other                                                                       4,522
                                                                     -------------
Total assets                                                          424,033,865

----------------------------------------------------------------------------------
Liabilities

Options written, at value (premiums received $117,788)--
  see accompanying statement                                              114,150
----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis                           32,284,014
Shares of beneficial interest redeemed                                 15,013,938
Distribution and service plan fees                                        112,317
Shareholder reports                                                        61,086
Transfer and shareholder servicing agent fees                              49,917
Trustees' compensation                                                      1,856
Other                                                                      23,708
                                                                     -------------
Total liabilities                                                      47,660,986

----------------------------------------------------------------------------------
Net Assets                                                           $376,372,879
                                                                     =============

----------------------------------------------------------------------------------
Composition of Net Assets

Par value of shares of beneficial interest                           $     46,729
----------------------------------------------------------------------------------
Additional paid-in capital                                            332,156,333
----------------------------------------------------------------------------------
Undistributed net investment income                                        30,032
----------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions               (7,226,447)
----------------------------------------------------------------------------------
Net unrealized appreciation on investments                             51,366,232
                                                                     -------------
Net Assets                                                           $376,372,879
                                                                     =============





                        13 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $272,744,877 and 33,873,720 shares of beneficial
interest outstanding)                                                      $8.05
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                         $8.54
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $44,816,362 and 5,547,825
shares of beneficial interest outstanding)                                 $8.08
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $38,314,974 and 4,762,188
shares of beneficial interest outstanding)                                 $8.05
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $1,878,837 and 233,626 shares
of beneficial interest outstanding)                                        $8.04
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $18,617,829 and 2,311,534
shares of beneficial interest outstanding)                                 $8.05



See accompanying Notes to Financial Statements.





              14 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF OPERATIONS  Unaudited
----------------------------------------------------------------------------------

For the Six Months Ended February 28, 2003


----------------------------------------------------------------------------------
Investment Income

Interest                                                              $ 2,489,911

----------------------------------------------------------------------------------
Expenses

Management fees                                                         1,192,466
----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   218,812
Class B                                                                   144,726
Class C                                                                   101,170
Class N                                                                     1,422
----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   159,053
Class B                                                                    58,511
Class C                                                                    37,101
Class Y                                                                     3,900
----------------------------------------------------------------------------------
Shareholder reports                                                        16,036
----------------------------------------------------------------------------------
Trustees' compensation                                                      4,577
----------------------------------------------------------------------------------
Custodian fees and expenses                                                 3,722
----------------------------------------------------------------------------------
Other                                                                      43,405
                                                                    --------------
Total expenses                                                          1,984,901
Less reduction to custodian expenses                                       (1,044)
Less voluntary waiver of transfer and shareholder servicing agent
  fees--Class A                                                              (919)
Less voluntary waiver of transfer and shareholder servicing agent
  fees--Class B                                                           (10,336)
Less voluntary waiver of transfer and shareholder servicing agent
  fees--Class C                                                            (3,947)
                                                                      ------------
Net expenses                                                            1,968,655

----------------------------------------------------------------------------------
Net Investment Income                                                     521,256

----------------------------------------------------------------------------------
Realized and Unrealized Gain

Net realized gain on:
Investments (including premiums on options exercised)                  15,183,512
Closing of futures contracts                                           21,512,362
Closing and expiration of option contracts written                        678,552
                                                                      ------------
Net realized gain                                                      37,374,426
----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                   40,818,605
                                                                      ------------
Net realized and unrealized gain                                       78,193,031

----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                  $78,714,287
                                                                      ===========




See accompanying Notes to Financial Statements.






              15 | OPPENHEIMER REAL ASSET FUND

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------

                                                          Six Months         Year
                                                               Ended        Ended
                                                   February 28, 2003   August 31,
                                                         (Unaudited)         2002
----------------------------------------------------------------------------------
Operations

Net investment income                                  $    521,256  $  6,892,992
----------------------------------------------------------------------------------
Net realized gain (loss)                                 37,374,426   (37,404,463)
----------------------------------------------------------------------------------
Net change in unrealized appreciation                    40,818,605    24,930,588
                                                       ---------------------------
Net increase (decrease) in net assets resulting
  from operations                                        78,714,287    (5,580,883)

----------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A                                                  (1,067,322)   (6,637,082)
Class B                                                     (43,213)   (1,035,243)
Class C                                                     (29,456)     (597,787)
Class N                                                      (6,092)       (6,068)
Class Y                                                    (100,612)     (146,188)

----------------------------------------------------------------------------------
Beneficial Interest Transactions

Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                  68,053,165    41,724,285
Class B                                                  10,949,944     5,578,210
Class C                                                  13,411,640     6,731,211
Class N                                                   1,328,184       244,031
Class Y                                                   6,768,176     5,076,876

----------------------------------------------------------------------------------
Net Assets

Total increase                                          177,978,701    45,351,362
----------------------------------------------------------------------------------
Beginning of period                                     198,394,178   153,042,816
                                                       ---------------------------
End of period [including undistributed net investment
income of $30,032 and $755,471, respectively]          $376,372,879  $198,394,178
                                                       ===========================



See accompanying Notes to Financial Statements.




                        16 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------

                                  Six Months                                             Year
                                       Ended                                            Ended
                           February 28, 2003                                       August 31,
Class A                          (Unaudited)      2002      2001      2000      1999     1998
------------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period  $ 6.15    $ 6.93    $ 8.18    $ 5.74     $5.81   $10.31
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                    .02       .29       .45       .32       .20      .29
Net realized and unrealized gain (loss) 1.92      (.71)    (1.21)     2.40       .09    (4.59)
                                      ----------------------------------------------------------
Total from investment operations        1.94      (.42)     (.76)     2.72       .29    (4.30)
------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income    (.04)     (.36)     (.43)     (.28)     (.36)    (.20)
Distributions from net realized gain      --        --      (.06)       --        --       --
                                      ----------------------------------------------------------
Total dividends and/or distributions
to shareholders                         (.04)     (.36)     (.49)     (.28)     (.36)    (.20)
------------------------------------------------------------------------------------------------
Net asset value, end of period         $8.05     $6.15     $6.93     $8.18     $5.74   $ 5.81
                                      ==========================================================

------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1     31.79%    (5.54)%   (9.83)%   48.55%     6.50%  (42.43)%


------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period
(in thousands)                      $272,745  $148,319  $117,331  $161,547  $109,328  $62,568
------------------------------------------------------------------------------------------------
Average net assets (in thousands)   $183,193  $115,458  $139,631  $126,143  $ 66,106  $59,251
------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                   0.60%     4.73%     5.73%     4.81%     3.73%    4.59%
Expenses                                1.45%     1.68%     1.51%     1.50%     1.82%    1.66% 3
Expenses, net of reduction to
custodian expenses and/or voluntary
waiver of transfer agent fees           1.45% 4   1.68%     1.51%     1.50%     1.82%    1.66%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                   50%       49%      105%       93%       86%     105%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Less than 0.01%.

See accompanying Notes to Financial Statements.





                        17 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS  Continued
------------------------------------------------------------------------------------------------


                                       Six Months                                         Year
                                            Ended                                        Ended
                                February 28, 2003                                   August 31,
Class B                               (Unaudited)     2002     2001     2000     1999     1998
------------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period        $6.16    $6.95    $8.20    $5.75   $ 5.76   $10.27
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                 (.02)     .23      .40      .27      .16      .28
Net realized and unrealized gain (loss)      1.95     (.70)   (1.22)    2.40      .10    (4.62)
------------------------------------------------------------------------------------------------
Total from investment operations             1.93     (.47)    (.82)    2.67      .26    (4.34)
------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income         (.01)    (.32)    (.37)    (.22)    (.27)    (.17)
Distributions from net realized gain           --       --     (.06)      --       --       --
                                           -----------------------------------------------------
Total dividends and/or distributions
to shareholders                              (.01)    (.32)    (.43)    (.22)    (.27)    (.17)
------------------------------------------------------------------------------------------------
Net asset value, end of period              $8.08    $6.16    $6.95    $8.20    $5.75   $ 5.76
                                           =====================================================

------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1          31.39%   (6.38)% (10.49)%  47.44%    5.75%  (42.89)%


------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)  $44,816  $24,738  $21,321  $27,156  $18,690  $17,357
------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $29,296  $20,032  $26,295  $21,416  $15,454  $22,659
------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                (0.31)%   4.10%    4.99%    4.03%    2.95%    3.87%
Expenses                                     2.43%    2.45%    2.27%    2.27%    2.58%    2.39% 3
Expenses, net of reduction to
custodian expenses and/or voluntary
waiver of transfer agent fees                2.36%    2.45%    2.27%    2.27%    2.58%    2.39%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                        50%      49%     105%      93%      86%     105%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.





                        18 | OPPENHEIMER REAL ASSET FUND

                                       Six Months                                         Year
                                            Ended                                        Ended
                                February 28, 2003                                   August 31,
Class C                               (Unaudited)     2002     2001     2000     1999     1998
------------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period        $6.14    $6.93    $8.17    $5.73    $5.76   $10.26
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                 (.02)     .23      .41      .27      .15      .26
Net realized and unrealized gain (loss)      1.94     (.70)   (1.22)    2.39      .11    (4.60)
                                           -----------------------------------------------------
Total from investment operations             1.92     (.47)    (.81)    2.66      .26    (4.34)
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income         (.01)    (.32)    (.37)    (.22)    (.29)    (.16)
Distributions from net realized gain           --       --     (.06)      --       --       --
                                           -----------------------------------------------------
Total dividends and/or distributions
to shareholders                              (.01)    (.32)    (.43)    (.22)    (.29)    (.16)
------------------------------------------------------------------------------------------------
Net asset value, end of period              $8.05    $6.14    $6.93    $8.17    $5.73   $ 5.76
                                           =====================================================

------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1          31.34%   (6.39)% (10.43)%  47.43%    5.68%  (42.87)%


------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)  $38,315  $18,115  $12,588  $20,256  $15,965  $10,243
------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $20,510  $11,771  $16,165  $16,536  $10,477  $12,060
------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                (0.32)%   3.99%    4.95%    4.03%    2.96%    3.87%
Expenses                                     2.38%    2.45%    2.26%    2.27%    2.58%    2.38% 3
Expenses, net of reduction to
custodian expenses and/or voluntary
waiver of transfer agent fees                2.34%    2.45%    2.26%    2.27%    2.58%    2.38%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                        50%      49%     105%      93%      86%     105%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.





                        19 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS  Continued
---------------------------------------------------------------------------------------

                                                        Six Months               Year
                                                             Ended              Ended
                                                 February 28, 2003         August 31,
Class N                                                (Unaudited)    2002       2001 1
---------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                         $6.15  $ 6.99     $ 7.67
---------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .07     .30        .22
Net realized and unrealized gain (loss)                       1.90    (.78)      (.73)
                                                            ---------------------------
Total from investment operations                              1.97    (.48)      (.51)
---------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.08)   (.36)      (.17)
Distributions from net realized gain                            --      --         --
                                                            ---------------------------
Total dividends and/or distributions to shareholders          (.08)   (.36)      (.17)
---------------------------------------------------------------------------------------
Net asset value, end of period                               $8.04   $6.15      $6.99
                                                            ===========================

---------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                           32.52%  (6.47)%    (6.75)%


---------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)                    $1,879    $314        $61
---------------------------------------------------------------------------------------
Average net assets (in thousands)                           $  582    $146        $14
---------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         0.97%   3.57%      5.95%
Expenses                                                      1.52%   1.94%      1.88%
---------------------------------------------------------------------------------------
Portfolio turnover rate                                         50%     49%       105%



1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering),with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.





                        20 | OPPENHEIMER REAL ASSET FUND

                                       Six Months                                         Year
                                            Ended                                        Ended
                                February 28, 2003                                   August 31,
Class Y                               (Unaudited)     2002     2001     2000     1999     1998
------------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period        $6.15   $ 6.94    $8.16   $ 5.72   $ 5.81   $10.31
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         .03      .32      .25      .36      .20      .42
Net realized and unrealized gain (loss)      1.92     (.73)    (.95)    2.38      .10    (4.71)
                                            ----------------------------------------------------
Total from investment operations             1.95     (.41)    (.70)    2.74      .30    (4.29)
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income         (.05)    (.38)    (.46)    (.30)    (.39)    (.21)
Distributions from net realized gain           --       --     (.06)      --       --       --
                                            ----------------------------------------------------
Total dividends and/or distributions
to shareholders                              (.05)    (.38)    (.52)    (.30)    (.39)    (.21)
------------------------------------------------------------------------------------------------
Net asset value, end of period              $8.05    $6.15    $6.94    $8.16    $5.72   $ 5.81
                                            ====================================================

------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1          32.05%   (5.36)%  (9.21)%  49.20%    6.77%  (42.38)%


------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)  $18,618   $6,908   $1,741       $1       $1       $1
------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $12,427   $3,420   $  868       $1       $1       $1
------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                        0.89%    3.95%    6.46%    5.28%    3.88%    4.84%
Expenses                                     1.09%    1.27%    1.38% 3  1.09%    1.68%    1.40% 4
Expenses, net of reduction to
custodian expenses and/or voluntary
waiver of transfer agent fees                1.09%    1.26%    1.17%    1.09%    1.68%    1.40%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                        50%      49%     105%      93%      86%     105%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.




                        21 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Real Asset Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Advisor). The Sub-Advisor is Oppenheimer Real Asset Management, Inc. (the Manager), a wholly owned subsidiary of the Advisor.
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in commodity-linked structured notes whose market values and redemption prices are linked to commodity indices. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the overall commodities' markets and increases volatility of each note's market value relative to the change in the underlying commodity prices. Fluctuations in value of these securities related to the commodity exposure are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of February 28, 2003, the market value of these securities comprised 26.7% of the Fund's net assets, and resulted in unrealized gains in




                        22 | OPPENHEIMER REAL ASSET FUND
the current period of $46,854,975. The Fund also hedges a portion of the commodity exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date.Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of February 28, 2003, the Fund had entered into when-issued purchase commitments of $32,284,014.
   In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity)
but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
   Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.






                        23 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of February 28, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of zero. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the period, the Fund used $27,556,670 of carryforward to offset capital gains realized.

As of August 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2006       $ 7,316,667
                              2009           390,978
                              2010        19,849,025
                                         -----------
                              Total      $27,556,670
                                         ===========

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
(loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the six months ended February 28, 2003 and the year ended August 31, 2002 was as follows:

                                    Six Months Ended        Year Ended
                                   February 28, 2003   August 31, 2002
                -------------------------------------------------------
                Distributions paid from:
                Ordinary income           $1,246,695        $8,422,368
                Long-term capital gain            --                --
                Return of capital                 --                --
                                          ----------------------------
                Total                     $1,246,695        $8,422,368
                                          ============================




                        24 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                 Six Months Ended February 28, 2003    Year Ended August 31, 2002
                               Shares        Amount         Shares         Amount
----------------------------------------------------------------------------------
Class A
Sold                       19,398,634  $132,154,380     16,431,339    $94,218,844
Dividends and/or
distributions reinvested      156,358       963,151      1,026,928      5,891,961
Redeemed                   (9,805,803)  (65,064,366)   (10,253,038)   (58,386,520)
                          --------------------------------------------------------
Net increase                9,749,189  $ 68,053,165      7,205,229    $41,724,285
                          ========================================================

----------------------------------------------------------------------------------
Class B
Sold                        2,777,910  $ 19,189,324      1,958,303    $11,475,012
Dividends and/or
distributions reinvested        6,070        38,017        156,457        898,572
Redeemed                   (1,249,077)   (8,277,397)    (1,167,837)    (6,795,374)
                          --------------------------------------------------------
Net increase                1,534,903  $ 10,949,944        946,923    $ 5,578,210
                          ========================================================

----------------------------------------------------------------------------------
Class C
Sold                        3,650,987  $ 25,509,578      1,879,522    $11,031,078
Dividends and/or
distributions reinvested        3,715        23,258         89,916        516,091
Redeemed                   (1,842,268)  (12,121,196)      (836,564)    (4,815,958)
                          --------------------------------------------------------
Net increase                1,812,434  $ 13,411,640      1,132,874    $ 6,731,211
                          ========================================================





                        25 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest Continued

                 Six Months Ended February 28, 2003    Year Ended August 31, 2002
                               Shares        Amount         Shares         Amount
----------------------------------------------------------------------------------
Class N
Sold                          198,720   $ 1,447,747         50,337    $   291,021
Dividends and/or
distributions reinvested          999         6,081          1,062          6,021
Redeemed                      (17,116)     (125,644)        (9,144)       (53,011)
                          --------------------------------------------------------
Net increase                  182,603   $ 1,328,184         42,255    $   244,031
                          ========================================================

----------------------------------------------------------------------------------
Class Y
Sold                        1,820,342   $11,007,476      1,068,259    $ 6,188,944
Dividends and/or
distributions reinvested        6,450        39,728          9,822         55,984
Redeemed                     (637,996)   (4,279,028)      (206,298)    (1,168,052)
                          --------------------------------------------------------
Net increase                1,188,796   $ 6,768,176        871,783    $ 5,076,876
                          ========================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2003, were $107,124,187 and $70,824,334, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Advisor were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $200 million of average annual net assets, 0.90% of the next $200 million, 0.85% of the next $200 million, 0.80% of the next $200 million, and 0.75% of net assets in excess of $800 million. Under the sub-advisory agreement, the Advisor pays the Sub-Advisor the following annual fees: 0.50% of the first $200 million of average annual net assets, 0.45% of the next $200 million, 0.425% of the next $200 million, 0.40% of the next $200 million, and 0.375% of the net assets in excess of $800 million.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees.
   OFS may voluntarily waive the minimum fees. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.





                        26 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
                  Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
              Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
Six Months       on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
Ended                Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
--------------------------------------------------------------------------------------------------------
February 28, 2003  $544,818        $94,066        $15,046       $299,560       $119,191        $12,996

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            Class A       Class B        Class C        Class N
                         Contingent    Contingent     Contingent     Contingent
                           Deferred      Deferred       Deferred       Deferred
                      Sales Charges Sales Charges  Sales Charges  Sales Charges
                        Retained by   Retained by    Retained by    Retained by
Six Months Ended        Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
February 28, 2003               $--       $72,748         $9,445            $81


--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended February 28, 2003, payments under the Class A Plan totaled $218,812, all of which were paid by the Distributor to recipients, and included $2,662 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class
N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the six months ended February 28, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                  Total Payments  Amount Retained       Expenses  of Net Assets
                      Under Plan   by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
Class B Plan            $144,726         $115,420     $1,565,574           3.49%
Class C Plan             101,170           43,318        267,767           0.70
Class N Plan               1,422            1,104          9,539           0.51





                        27 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures", debt securities "interest rate futures" and various commodities "commodity index futures" inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.





                        28 | OPPENHEIMER REAL ASSET FUND

As of February 28, 2003, the Fund had outstanding futures contracts as follows:

                                                                                Unrealized
                                    Expiration  Number of  Valuation as of    Appreciation
Contract Description                     Dates  Contracts    Feb. 28, 2003  (Depreciation)
------------------------------------------------------------------------------------------
Contracts to Purchase
Commodities
Agriculture
Corn                           5/14/03-9/12/03        353       $4,135,612     $   (88,875)
Cotton No. 2                            7/9/03         42        1,240,050          22,475
Soybean                                7/14/03        690       19,811,625         388,125
Wheat                          5/20/03-7/14/03        960       14,762,188        (818,125)
Energy
Brent Crude Oil                        4/15/03        705       22,433,100         365,080
Crude Oil                      3/20/03-4/22/03      1,374       50,067,150       2,712,770
Gas Oil                                4/10/03        250        7,537,500         522,300
Heating Oil                    3/31/03-4/30/03        354       14,962,433         700,917
Natural Gas                    3/27/03-4/28/03        342       26,284,420       6,676,770
Unleaded Gasoline                      3/31/03        315       14,612,535         449,169
Livestock
Feeder Cattle                          5/23/03         27        1,043,213         (23,950)
Lean Hogs                              6/13/03        290        7,345,700        (141,240)
Live Cattle                            4/30/03        112        3,396,960        (142,390)
Industrial Metals
Copper                                 5/28/03         55        1,073,875         (23,375)
London Metals Aluminum
High Grade                     6/18/03-7/16/03         55        1,950,313          (3,187)
London Metals
Exchange Lead                          7/15/03         10          118,063             563
London Metals Exchange Zinc            7/16/03         10          206,063            (438)
Precious Metals
Gold (100 oz.)                         6/26/03         78        2,738,580         (83,140)
Platinum                               4/25/03         26          874,250          31,850
Silver                                 5/28/03         10          230,000          (2,750)
Softs
Cocoa                                  5/14/03         77        1,566,180        (187,820)
Sugar No. 11                           4/30/03        282        2,668,848          (4,816)
Governments
U.S. Long Bonds                        6/19/03         16        1,831,500          20,874
U.S. Treasury Nts., 10 yr.             6/19/03         18        2,076,750          18,844
                                                                               ------------
                                                                                10,389,631
                                                                               ------------
Contracts to Sell
Commodities
Agriculture
Coffee                                 5/19/03         17          377,080          30,919
Orange Juice                            5/9/03         31          393,622          28,598
Soybean                                5/14/03        586       16,847,500        (205,550)
Wheat                                  5/14/03        518        8,035,475         504,500
Livestock
Lean Hogs                              4/14/03        254        5,542,280         463,800
Governments
U.S. Treasury Nts., 2 yr.              6/26/03        246       52,970,719         (65,344)
U.S. Treasury Nts., 5 yr.              6/19/03        319       36,271,297        (112,595)
                                                                               ------------
                                                                                   644,328
                                                                               ------------
                                                                               $11,033,959
                                                                               ============




                        29 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
   Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended February 28, 2003 was as follows:

                                        Call Options                   Put Options
                          --------------------------      -------------------------
                             Number of     Amount of      Number of      Amount of
                             Contracts      Premiums      Contracts       Premiums
-----------------------------------------------------------------------------------
Options outstanding as of
August 31, 2002                    120      $ 33,528            267      $  34,619
Options written                  1,190       370,132          2,825        778,013
Options closed or expired       (1,050)     (251,399)        (2,716)      (734,425)
Options exercised                 (110)      (51,973)          (276)       (60,707)
                          ---------------------------------------------------------
Options outstanding as of
February 28, 2003                  150      $100,288            100      $  17,500
                          =========================================================





                        30 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
7. Illiquid Securities
As of February 28, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of February 28, 2003 was $8,155,005, which represents 2.17% of the Fund's net assets.

--------------------------------------------------------------------------------
8. Bank Borrowings
The Fund had the ability to borrow from a bank for temporary or emergency purposes provided asset coverage for borrowings exceeded 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit with a bank. Under that unsecured line of credit, interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Under that credit facility, the Fund paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002.
    The Fund had no borrowings through November 12, 2002.





                        31 | OPPENHEIMER REAL ASSET FUND

OPPENHEIMER REAL ASSET FUND(R)



--------------------------------------------------------------------------------
Trustees and Officers     James C. Swain, Chairman and Trustee
                          John V. Murphy, President and Trustee
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          Beverly L. Hamilton, Trustee
                          Robert J. Malone, Trustee
                          F. William Marshall, Jr., Trustee
                          Kevin Baum, Vice President
                          Angelo Manioudakis, Vice President
                          Robert G. Zack, Vice President and Secretary
                          Brian W. Wixted, Treasurer


--------------------------------------------------------------------------------
Investment Advisor        OppenheimerFunds, Inc.


--------------------------------------------------------------------------------
Distributor               OppenheimerFunds Distributor, Inc.


--------------------------------------------------------------------------------
Transfer and Shareholder  OppenheimerFunds Services
Servicing Agent


--------------------------------------------------------------------------------
Independent Auditors      Deloitte & Touche LLP


--------------------------------------------------------------------------------
Legal Counsel to          Myer, Swanson, Adams & Wolf, P.C.
the Fund


--------------------------------------------------------------------------------
Legal Counsel to the      Mayer Brown Rowe & Maw
Independent Trustees


--------------------------------------------------------------------------------
Special Counsel           Kramer, Levin, Naftalis & Frankel



                        The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.









[COPYRIGHT]Copyright 2003 OppenheimerFunds, Inc. All rights reserved.




                        32 | OPPENHEIMER REAL ASSET FUND

1.800.CALL OPP PHONELINK
--------------------------------------------------------------------------------


Call 1.800.CALL OPP (1.800.225.5677) for answers to many of your questions. Our automated speech recognition system provides you access to all the information and services you need.

With PhoneLink you can:

   o Obtain account balances, share price (NAV) and dividends paid

   o Verify your most recent transactions

   o Buy, redeem or exchange mutual fund shares

   o Create custom lists of your accounts, funds or market indices

   o Order duplicate statements or Form 1099 DIV

   o Obtain market data (closing market information for Dow Jones Industrial Average, Nasdaq Composite and S&P 500 Index)

   o Speak to a Customer Service Representative 1 by saying "Agent" when prompted

   o And more!


--------------------------------------------------------------------------------
Quick list of PhoneLink commands

Say                                     To:

[Account # or Social Security # + PIN]  Get dollar and share balances, NAVs, transaction history or request
                                        transactions

[Fund name, share class]                Get current price/dividend information

Balance                                 Hear your balance/list of accounts

History                                 Hear your most recent transactions

Purchase or buy                         Buy shares

Exchange                                Exchange shares

Liquidation or redemption               Sell shares

Dow Jones or Market Indices             Hear closing market information
                                        (Dow Jones Industrial Average, Nasdaq
                                        Composite and S&P 500)

Custom list                             Create, play or edit custom list of your
                                        accounts, funds or market indices
--------------------------------------------------------------------------------


1. You may speak to a Customer Service Representative during normal business hours.




                        33 | OPPENHEIMER REAL ASSET FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

GRAPHIC OMITTED
eDocs Direct

Get This Report Online!
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EASY, FAST, CONVENIENT, and FREE! With OppenheimerFunds eDocs Direct, you'll
receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll cut down on paper mail and help reduce fund expenses!

Sign up for eDocs Direct today at
www.oppenheimerfunds.com

--------------------------------------------------------------------------------
Internet
24-hr access to account information and transactions 1
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
PhoneLink 1 and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
--------------------------------------------------------------------------------
Ticker Symbols
Class A: QRAAX  Class B: QRABX  Class C: QRACX  Class N: QRANX  Class Y: QRAYX
--------------------------------------------------------------------------------


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


                                          [LOGO OMITTED] OppenheimerFunds[R]
                                                         Distributor, Inc.

RS0735.001.0203     April 29, 2003